Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 27, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Mar. 30, 2017
WBI Tactical BA Fund | No Load Class
Prospectus:
Trading Symbol	WBADX
WBI Tactical BA Fund | Institutional Class
Prospectus:
Trading Symbol	WBBAX
WBI Tactical BP Fund | No Load Class
Prospectus:
Trading Symbol	WBPNX
WBI Tactical BP Fund | Institutional Class
Prospectus:
Trading Symbol	WBBPX
WBI Tactical DI Fund | No Load Class
Prospectus:
Trading Symbol	WBDNX
WBI Tactical DI Fund | Institutional Class
Prospectus:
Trading Symbol	WBDIX
WBI Tactical DG Fund | No Load Class
Prospectus:
Trading Symbol	WBIDX
WBI Tactical DG Fund | Institutional Class
Prospectus:
Trading Symbol	WBDGX